Other liabilities (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
At balance	$ 2,671,966	$ 3,109,525
1 year or less
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
At balance	224,468	188,192
1 to 2 years
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
At balance	87,901	94,590
2 - 5 years
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
At balance	268,503	306,318
Over 5 years
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
At balance	$ 2,091,094	$ 2,520,425